INCOME TAX EXPENSE - Movements of deferred tax (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in deferred tax liability (asset)
Balance at the beginning of the period	$ 269.3	$ 220.2
Recognized in the statement of operations	217.9	41.1
Recognized in OCI	(2.1)	8.0
Balance at the end of the period	485.1	269.3
Unrecognized deferred tax assets and liabilities
Aggregated temporary differences associated with investments in subsidiaries	8,900.0	7,300.0
Deductible temporary differences	535.2	656.5
Tax losses	394.1	$ 441.3
Canada | 2027 - 2040
Non-capital losses that can be applied against future taxable profit
Unused tax losses	1,011.9
United States | 2021 - 2033
Non-capital losses that can be applied against future taxable profit
Unused tax losses	33.6
Chile | No expiry
Non-capital losses that can be applied against future taxable profit
Unused tax losses	243.8
Brazil | No expiry
Non-capital losses that can be applied against future taxable profit
Unused tax losses	2.1
Russia | No expiry
Non-capital losses that can be applied against future taxable profit
Unused tax losses	2.5
Mauritania | 2021 - 2025
Non-capital losses that can be applied against future taxable profit
Unused tax losses	88.6
Barbados | 2020 - 2026
Non-capital losses that can be applied against future taxable profit
Unused tax losses	144.9
Luxembourg | Various
Non-capital losses that can be applied against future taxable profit
Unused tax losses	75.1
Other | Various
Non-capital losses that can be applied against future taxable profit
Unused tax losses	$ 57.5